Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2017
Discontinued Operations

Discontinued operations in fiscal 2015 consist of the following. During fiscal 2016 and 2017, there was no income from discontinued operations.

Millions of yen
2015
Revenues	¥2,214

Income from discontinued operations, net*	463
Provision for income taxes	(166)

Discontinued operations, net of applicable tax effect	¥297

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2015 was net gain of ¥362 million.